Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,993,925,000.00
Previously Paid Amount	0.00
Total Fee Amount	917,669.92
Total Offset Amount	0.00
Net Fee	917,669.92
Narrative - Max Aggregate Offering Price	$ 5,993,925,000.00
Final Prospectus	true